Securities Sold Under Agreements To Repurchase - Summary of Securities Pledged as Collateral Under Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Securities pledged for repurchase agreements	$ 28,925	$ 25,040
Gross amount of recognized liabilities for repurchase agreements	28,925	25,040	$ 21,613
Amounts related to agreements not included in offsetting disclosures above	0	0
U.S.Treasury Securities [Member]
Offsetting Liabilities [Line Items]
Securities pledged for repurchase agreements	1,761	894
Obligations of U.S. Government Agencies [Member]
Offsetting Liabilities [Line Items]
Securities pledged for repurchase agreements	$ 27,164	$ 24,146